Vanguard Total International Bond Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Total International Bond Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Total International Bond ETF, an exchange-traded share class of Vanguard Total International Bond Index Fund (the “Fund”), seeks to track the performance of a benchmark index that measures the investment return of non-U.S. dollar-denominated investment-grade bonds.